Note 19 - Tax assets and liabilities - Reconciliation (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Tax effect of foreign tax rates line items
Tax expense or income related to profit or loss from continuing operation (Income Statement)		€ (1,459,000,000)	€ (1,943,000,000)	[1]	€ (2,042,000,000)	[1]
Carrying Amount Member
Tax effect of foreign tax rates line items
Operating Profit Before Tax		3,576,000,000	6,398,000,000		8,446,000,000
Profit Loss Before Tax From Continuing Operations		5,248,000,000	7,046,000,000		7,565,000,000
Profit Loss Before Tax From Discontinuing Operations		(1,672,000,000)	(648,000,000)		881,000,000
Taxation at Domestic Tax Rate		1,073,000,000	1,920,000,000		2,534,000,000
Tax rate effect of foreign tax rate	[2]	(181,000,000)	(381,000,000)		(234,000,000)
Tax Effect Of Revenues With Lower Taxations		(49,000,000)	(49,000,000)		(57,000,000)
Tax Effect Of Revenues Accounted Through Equity		12,000,000	18,000,000		3,000,000
Other Effects	[3]	661,000,000	545,000,000		(27,000,000)
Tax expense or income related to profit or loss from continuing operation (Income Statement)		1,516,000,000	2,053,000,000		2,219,000,000
Mexico [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate		€ (32,000,000)	€ (112,000,000)		€ (78,000,000)
Mexico [Member] | Effective tax percentage [Member]
Tax effect of foreign tax rates line items
Tax Rate Effect Of Foreign Tax Rate Percentage		29.00%	27.00%		28.00%
Chile | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate		€ (2,000,000)	€ (2,000,000)		€ (18,000,000)
Chile | Effective tax percentage [Member]
Tax effect of foreign tax rates line items
Tax Rate Effect Of Foreign Tax Rate Percentage		23.00%	27.00%		21.00%
Colombia [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate		€ 3,000,000	€ 6,000,000		€ 10,000,000
Colombia [Member] | Effective tax percentage [Member]
Tax effect of foreign tax rates line items
Tax Rate Effect Of Foreign Tax Rate Percentage		31.00%	32.00%		33.00%
Peru [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate		€ (7,000,000)	€ (12,000,000)		€ (12,000,000)
Peru [Member] | Effective tax percentage [Member]
Tax effect of foreign tax rates line items
Tax Rate Effect Of Foreign Tax Rate Percentage		28.00%	28.00%		28.00%
Turkey [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate		€ (73,000,000)	€ (86,000,000)		€ (132,000,000)
Turkey [Member] | Effective tax percentage [Member]
Tax effect of foreign tax rates line items
Tax Rate Effect Of Foreign Tax Rate Percentage		25.00%	23.00%		20.00%
Usa Member [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate		€ (75,000,000)	€ (97,000,000)		€ (97,000,000)
Usa Member [Member] | Effective tax percentage [Member]
Tax effect of foreign tax rates line items
Tax Rate Effect Of Foreign Tax Rate Percentage		16.00%	17.00%		20.00%
Other [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate		€ 5,000,000	€ (78,000,000)		€ 93,000,000
Of Which: Continuing Operations [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax expense or income related to profit or loss from continuing operation (Income Statement)		1,459,000,000	1,943,000,000		2,042,000,000
Of Which: Discontinued Operations [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax expense or income related to profit or loss from continuing operation (Income Statement)		€ 57,000,000	€ 110,000,000		€ 177,000,000

[1]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).
[2]	(*) Calculated by applying the difference between the tax rate in force in Spain and the one applied to the Group’s earnings in each jurisdiction.
[3]	(**) This amount is generated in 2020 and 2019 mainly as a result of the impact of the goodwill impairment of The United State s' CGU.